ROYALTY OBLIGATIONS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
ROYALTY OBLIGATIONS

NOTE 10 – ROYALTY OBLIGATIONS

(a)	Advisory Agreement

Under paragraph 2 (b) of an advisory agreement dated August 11, 2009 between Arrayit Diagnostics, Inc. and a limited liability partnership, controlled by parties that are also shareholders in Arrayit Corporation, there was a contractual obligation to pay a Royalty of Twenty percent (20%) of the net sales of Arrayit Diagnostics, Inc., and its subsidiaries, which includes the Company. “Net Sales” means the gross selling price by the Company and sub-licensees for the sale of any product or products, less trade discounts allowed, credits for claims or allowances, commissions, refunds, returns and recalls.

The term of the advisory agreement was five years. The royalties and ownership provisions were in perpetuity.

The entitlement to royalties under the advisory agreement was decreased by obligation to pay royalties to other advisors and investors. With respect to the revenue generated by Arrayit Diagnostics, Inc. as described in (b) below the Company was obligated to pay a 0.95% royalty to purchasers of royalty interests, thereby reducing the Company’s obligation to the advisor by a similar amount, resulting in a net royalty obligation to the advisor of 19.05% on revenue generated by our Ovarian subsidiary.

During the period ended March 31, 2012, there were no revenues earned and hence no obligation to pay any royalties.

On March 5, 2012, the 20% royalty interests were exchanged for 385,000 shares of Arrayit Diagnostics, Inc.

(b) Royalty Interests – ARRAYIT DIAGNOSTICS, INC.

Third party investors purchased royalty interests in the amount of $285,000 in Arrayit Diagnostics (Ovarian), Inc., in return for a zero decimal nine five percent (0.95%) royalty on net sales of the Ovarian test. Amounts received with respect to these royalty interests are shown as Non-Controlling Interests on the Balance Sheet, as there are no terms of repayment of the royalty interests. On May 23, 2011, Arrayit Diagnostics, Inc. acquired the outstanding 20% non-controlling interest in Ovarian, recognizing no gain or loss on the transaction. Ovarian was then collapsed into Diagnostics, which continues to be an 80% subsidiary of the company. The 0.95% royalty interests on net sales of the Ovarian test owned by third party investors were not affected and remain in place.

During the period ended March 31, 2012, there were no revenues earned and hence no obligation to pay any royalties.

On March 5, 2012, the 0.95% royalty interests were exchanged for 200,000 shares of Arrayit Diagnostics, Inc.

(c) Wayne State University – ARRAYIT DIAGNOSTICS, INC.

Under terms of a biomarker license agreement between Wayne State University and the Company, effective December 7, 2009 the Company is obligated to pay the University royalties of 5% of net sales. In addition the license agreement provides for lump sum payments to be made as milestone events are achieved.

There were no revenues generated during the fiscal period ended March 31, 2012, and hence no obligation to pay any amounts to Wayne State University.

 (d) The Parkinson’s Institute – ARRAYIT SCIENTIFIC SOLUTIONS, INC. (formerly Arrayit Diagnostics (Parkinson), Inc.

Pursuant to an agreement dated February 9, 2009 between the company, and The Parkinson's Institute, a California Corporation, Arrayit Scientific Solutions, Inc. is obligated to make payments, of 5% of gross earnings generated from Research derived from the biological specimens from Parkinson's disease patients and control patients provided by the Parkinson's Institute.

There were no revenues generated during the fiscal periods ended March 31, 2012 and hence no obligation to pay any amounts to the Parkinson’s Institute.